Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Research tax credit ("CIR")	€ 1,047	€ 1,515	€ 2,017	€ 2,665
Subsidies	0	4,096	0	4,121
Other	46	18	70	29
Total operating income	€ 1,093	€ 5,628	€ 2,087	€ 6,815